FORFEITURES (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Forfeited nonvested account	$ 208,288	$ 178,116
Forfeited nonvested account, decrease from administrative expense	$ 62,250	$ 48,000